iShares®

iShares Trust and iShares U.S. ETF Trust

Supplement dated June 30, 2025

to the currently effective Summary Prospectus, Prospectus, and

Statement of Additional Information (“SAI”)

for the Funds listed in Appendix A (each, a “Fund” and collectively, the “Funds”)

Effective June 30, 2025, Erin Armstrong is added as a Portfolio Manager for each Fund. Accordingly, effective immediately, the following changes are made:

1.	Erin Armstrong is hereby added as a Portfolio Manager of each Fund to the applicable sections of each Fund’s Summary Prospectus, Prospectus and SAI.

2.	The following is added under the section of the Funds’ Prospectus entitled “Management of the Funds – Portfolio Managers”:

Erin Armstrong has been employed by BFA or its affiliates as a senior portfolio manager since 2024 and as a portfolio manager from 2014 through 2023. She is a Director of BlackRock, Inc.

3.	The following table is added under the section entitled “Investment Advisory, Administrative and Distribution Services - Portfolio Managers” of the Funds’ SAIs:

Erin Armstrong (as of May 31, 2025)

	Number of Other Accounts	Total Assets	Number of Other Accounts with Performance Fees	Total Assets

Registered Investment Companies	0	N/A	0	N/A

Other Pooled Investment Vehicles	17	$1,288,000,000	0	N/A

Other Accounts	8	$2,000,000	0	N/A

4.	As of May 31, 2025, Erin Armstrong did not beneficially own shares of the Funds.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IS-SUPP-NPM-0625

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

Appendix A

Funds

iShares 20+ Year Treasury Bond BuyWrite Strategy ETF

iShares Bloomberg Roll Select Commodity Strategy ETF

iShares GSCI Commodity Dynamic Roll Strategy ETF

iShares High Yield Corporate Bond BuyWrite Strategy ETF

iShares Investment Grade Corporate Bond BuyWrite Strategy ETF

iShares Large Cap Accelerated Outcome ETF

iShares Large Cap Max Buffer Dec ETF

iShares Large Cap Max Buffer Jun ETF

iShares Large Cap Max Buffer Mar ETF

iShares Large Cap Max Buffer Sep ETF

iShares Russell 2000 BuyWrite ETF

iShares S&P 500 BuyWrite ETF

iShares Transition-Enabling Metals ETF